Other Expenses, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Expenses, Net [Abstract]
Adjustment of purchase price of subsidiary					$ 975,000
Impairment of goodwil	672,000	[1]	904,000	[1]	157,000	[1]
Legal expenses			7,863,000	[2]
Write off of account receivable in respect of sale of subsidiary	484,000	[3]
Debt write-off	500,000
Cash received from sale of subsidiary	300,000
Other	461,000		(76,000)		24,000
Other expenses, net	$ 1,617,000		$ 8,691,000		$ 1,156,000

[1]	See Note 12A1.
[2]	See Note 8.
[3]	See Note 12A3.